Commitments and Contingencies (Narrative) (Details) (USD $)	1 Months Ended	4 Months Ended		12 Months Ended							12 Months Ended		1 Months Ended				1 Months Ended							12 Months Ended		1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Apr. 30, 2013	Dec. 31, 2012	Jul. 31, 2014	Feb. 28, 2013	Sep. 30, 2012	Aug. 31, 2012	Apr. 30, 2014 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Feb. 28, 2013 Warrant [Member]	Dec. 30, 2012 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Jun. 30, 2013 Firm One [Member]	Oct. 31, 2012 Firm One [Member]	Oct. 31, 2012 Firm One [Member] Common Stock [Member]	Jul. 31, 2013 Firm Two [Member]	Oct. 31, 2012 Firm Two [Member]	Oct. 31, 2012 Firm Two [Member] Common Stock [Member]	Oct. 31, 2012 Firm Two [Member] Warrant [Member]	Apr. 30, 2014 New York, New York [Member]	Apr. 30, 2014 Dieppe, NB, Canada [Member]	Jan. 31, 2009 Denver, Colorado [Member]	Sep. 30, 2008 Denver, Colorado [Member]	Feb. 28, 2013 Scottsdale, Arizona [Member]	Oct. 31, 2012 Scottsdale, Arizona [Member]	Jul. 31, 2014 Line of Credit [Member]	Apr. 30, 2014 Line of Credit [Member]	Apr. 30, 2013 Line of Credit [Member]	Jan. 31, 2014 Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity																														$ 250,000	$ 250,000
LIBOR spread																														0.50%	0.50%
Line of credit, interest rate at period end																														3.75%	3.75%
Payment period																														5 years	5 years
Line of credit, outstanding		250,000		244,175	250,000		244,028																							244,028	244,175	250,000	1,696,445
Line of credit, remaining available																														5,972	5,825		848,225
Operating Leased Assets [Line Items]
Monthly rent payments																								3,816	1,675	6,526
Lease term																											7 years		3 years
Monthly rent annual escalation rate																										2.50%
Monthly rent payments for months four through twelve																												4,491
Monthly rent payments for second year																												12,601
Monthly rent payments for third year																												4,710
Rent expense		64,724	44,828	210,977		140,783
Annual performance bonus, minimum		50.00%			50.00%
Annual performance bonus, maximum		100.00%			100.00%
Accrued bonuses
Consulting Agreement Investor Relations Firm [Line Items]
Periodic payment																		50,000			5,000
Frequency of periodic payment																		Annually			Monthly
Term of agreement																		2 years		6 months	1 year
Issuance of common shares for services				216,000		70,000					617	200					111,000		70,000	105,000
Issuance of common shares for services, shares											617,143	200,000					317,143		200,000	300,000
Issuance of common shares and warrants for services						43,000						100									43,000		8,000
Issuance of common shares and warrants for services, shares												100,000										100,000	100,000
Exercise price of warrants		$ 0.50		$ 0.50	$ 0.50				$ 0.3325	$ 1.00			$ 0.50	$ 0.35	$ 0.50	$ 0.3325							$ 0.60
Expiration period													5 years	5 years	5 years								5 years
Possible estimated loss due to unauthorized borrowing								2,200,000
Title IV Funds received as a percentage of revenue					26.00%
Remittance of Title IV funds to the Department of Education due to students ineligibility to receive the funds	$ 102,810